Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents net loss per share and related information:

	Three Months Ended March 31,
	2022	2021

	(In thousands, except for per share data)
Basic and diluted:
Net loss	$(62,570)	$(32,325)
Weighted average common shares outstanding	334,919,905	275,958,168
Basic and diluted net loss per share	$(0.19)	$(0.12)

The following table presents net loss per share and related information:

	Years Ended December 31,
	2021	2020
	(In thousands, except for per share data)
Basic and diluted:
Net loss	$(157,291)	$(121,652)
Weighted average common shares outstanding	287,527,234	244,163,821
Basic and diluted net loss per share	$(0.55)	$(0.50)